UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07738

Montana Tax-Free Fund, Inc.
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code:701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

MONTANA TAX-FREE FUND, INC.
Schedule of Investments March 30, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MONTANA MUNICIPAL BONDS (95.3%)

#Billings, MT (West Park Village) Multifamily Hsg. Devl. Ref. Rev. GNMA	Aaa/NR	5.550%	12/01/2032	$2,500,000	$2,545,600
Columbia Falls, MT School Dist. #6 (Flathead Cty.) G.O. FSA	Aaa/AAA	5.700	07/01/2020	200,000	212,330
#Forsyth, MT PCR Ref. Northwestern Corp. Colstrip AMBAC	Aaa/AAA	4.650	08/01/2023	750,000	771,323
MT Board of Hsg. Multifamily Mrtge. FHA	Aa/NR	6.150	08/01/2026	450,000	458,959
MT Board of Hsg., Single Family Mrtge.	Aa-1/AA+	6.150	06/01/2030	145,000	147,575
MT Board of Hsg., Single Family Program	Aa-1/AA+	5.950	12/01/2027	275,000	281,168
MT Fac. Fin. Auth (Marcus Daly Hospital)	Aa-3/NR	4.250	08/01/2027	250,000	245,860
MT Fac. Fin. Auth. Ser. B (Boyd Andrew Prj.) CIFG	Aaa/AAA	4.500	10/01/2022	215,000	217,236
MT Fac. Fin. Auth. Series A (Cmty, Counseling & Correctional Svcs.) CIFG	Aaa/AAA	4.500	10/01/2022	570,000	575,928
MT Facs. Fin. Auth. St. Peters Hospital	A-3/NR	5.000	06/01/2028	250,000	260,993
MT Facs. Fin. Auth. St. Peters Hospital	A-3/NR	4.375	06/01/2036	250,000	237,920
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	Aa-3/NR	5.100	12/01/2018	250,000	262,532
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	Aa-3/NR	5.125	12/01/2019	250,000	262,560
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	Aa-3/NR	5.150	12/01/2020	250,000	260,118
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	Aa-3/NR	5.200	12/01/2021	250,000	262,377
*MT Fin. Auth. Rev (Providence Health)	Aa/AA	5.000	10/01/2022	2,000,000	2,126,700
*MT Hgr. Educ. Student Assistance Corp. Rev.	A/NR	5.500	12/01/2031	1,935,000	1,995,295
#MT Hgr. Educ. Student Assistance Corp. Rev.	A/NR	6.400	12/01/2032	1,250,000	1,314,262
MT Hlth. Facs. Auth. (Alternatives Inc.) Prerelease Ctr. Rev.	NR/A-	5.600	10/01/2017	750,000	761,295
MT Hlth. Facs. Auth. (Big Horn Hosp. - Hardin) Rev.	A/NR	5.100	02/01/2018	300,000	300,000
MT Hlth. Facs. Auth. (Boyd Andrew Prj.) Pre Release Center	NR/A-	6.300	10/01/2020	795,000	846,993
*MT Hlth. Facs. Auth. (Bozeman Deaconess) Rev. Ref.	NR/A+	5.000	06/01/2018	1,000,000	1,026,460
MT Hlth. Facs. Auth. (Lewis & Clark Nursing Home) Rev.	A/NR	5.100	02/01/2018	350,000	350,000
MT Hlth. Facs. Auth. (Lewis & Clark Office Proj.) Rev.	A/NR	5.100	02/01/2018	150,000	150,000
*MT Hlth. Facs. Auth. (Marcus Daly Memorial) Rev.	A/NR	6.000	08/01/2020	1,400,000	1,465,926
*MT Hlth. Facs. Auth. (Providence Services) MBIA	Aaa/AAA	5.375	12/01/2025	1,300,000	1,376,466
MT Hlth. Facs. Auth. (Providence Services) MBIA	Aaa/AAA	5.450	12/01/2026	100,000	106,177
MT Hlth. Facs. Auth. (State Hospital) Hlth. Care Rev. AMBAC	Aaa/NR	5.000	06/01/2022	600,000	620,112
MT State (Water Pollution Control) Revolving Fund Program G.O.	Aa/AA-	5.600	07/15/2020	170,000	180,276
MT State (Water Pollution Control) Revolving Fund Program G.O.	Aa/AA-	5.600	07/15/2020	240,000	254,508
MT State Board of Regents (University of MT) MBIA	Aaa/AAA	6.000	05/15/2019	230,000	247,650
MT State Board of Regents (University of MT) MBIA	Aaa/AAA	5.750	05/15/2024	275,000	295,199
MT State Board of Regents Higher Educ. (MT St. Univ.) Rev. Ref. AMBAC	Aaa/AAA	5.000	11/15/2021	750,000	797,258
MT State Board of Regents Higher Educ. (MT. St. Univ.) Fac. Rev. AMBAC	Aaa/AAA	4.500	11/15/2025	770,000	779,502
TOTAL MONTANA MUNICIPAL BONDS					$21,996,558

VIRGIN ISLANDS MUNICIPAL BONDS (2.2%)
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AAA	5.300	07/01/2021	500,000	$515,465
TOTAL VIRGIN ISLANDS MUNICIPAL BONDS					$515,465

TOTAL MUNICPAL BONDS (COST: $21,836,674)					$22,512,023

SHORT-TERM SECURITIES (1.2%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $280,206)				280,206	$280,206

TOTAL INVESTMENTS IN SECURITIES (COST: $22,116,880)					$22,792,229
OTHER ASSETS LESS LIABILITIES					287,169

NET ASSETS					$23,079,398

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At March 30, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $22,116,880.  The net unrealized appreciation of investments based on the cost was $675,349, which is comprised of $686,839 aggregate gross unrealized appreciation and $11,490 aggregate gross unrealized depreciation.  Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Item 2. Controls and Procedures

(a)           The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report").  The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)           There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)       Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montana Tax-Free Fund, Inc.

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Montana Tax-Free Fund, Inc.

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: May 29, 2007

BY: /s/Laura Anderson
 LAURA ANDERSON
TREASURER

Date: May 29, 2007